OPERATING DATA - Inventories - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence	$ 1,760	$ 1,168	$ 1,239	$ 1,097